INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2019
INCOME TAXES
Federal income tax rate
	2019	2018
Income tax provision at the federal statutory rate	21%	21%
Effect on operating losses	(21%)	(21%)
	-	-

Schedule of deferred tax assets
	August 31, 2019	August 31, 2018
Deferred tax asset	$254,847	$208,570
Valuation allowance	(254,847)	(208,570)
Net deferred tax asset	$-	$-